Non-Controlling Interests - Summarized Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ (6,711)	$ (155,752)	$ (57,495)
Net cash used in investing activities	(230,164)	(496,280)	(70,877)
Net cash used in financing activities	(41,790)	1,149,916	142,746
Change in cash and cash equivalents	(278,665)	$ 497,875	$ 15,039
Nova [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	5,848
Net cash used in investing activities	(5,549)
Net cash used in financing activities	(183)
Change in cash and cash equivalents	$ 116

[1]	Adjustment to provisional amounts — refer to note 5(b).